SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
Dec. 31, 2022
Change in method of accounting
Term of the agreements with tenants	1 year
Land use rights
Change in method of accounting
Estimated useful life	47 years
Minimum
Change in method of accounting
Estimated useful life	44 years
Maximum
Change in method of accounting
Term of the rental contracts for the sales stores and offices	10 years
Estimated useful life	47 years